Stockholders' Equity (Deficit) - Common Stock Reserved for Future Issuance (Details) - $ / shares	Jun. 30, 2022	Jun. 08, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	11,560,910		23,000,816
Common stock, shares authorized	500,000,000		27,006,600
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	0		19,517,988
Unvested early exercised common stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	288,807		473,373
Stock options to purchase common stock | 2016 Stock Incentive Plan
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	8,779,368		2,291,838
Stock options to purchase common stock | 2022 Stock Incentive Plan
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	2,492,735		717,617